Marketable debt securities - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Financial liabilities at amortized cost	$ 1,118,145	$ 1,111,955
Total financial liabilities	1,477,724	1,644,023
Marketable debt securities
Marketable debt securities
Financial liabilities at fair value through profit or loss	259	1,363
Financial liabilities at amortized cost	101,423	130,754
Total financial liabilities	101,682	132,117
Marketable debt securities | Mexican peso
Marketable debt securities
Total financial liabilities	44,687	76,242
Marketable debt securities | US dollar
Marketable debt securities
Total financial liabilities	56,995	55,875
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	2,628	34,544
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	56,801	55,076
Structured bank bonds
Marketable debt securities
Total financial liabilities	981	2,139
Promissory notes
Marketable debt securities
Total financial liabilities	13,543	16,924
Unsecured bonds
Marketable debt securities
Total financial liabilities	$ 27,729	$ 23,434